Form N-1A Supplement	Dec. 15, 2025
Robinson Opportunistic Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Robinson Opportunistic Income Fund

Class A Shares (RBNAX)

Class C Shares (RBNCX)

Class T Shares (RBNDX)

Institutional Class Shares (RBNNX)

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated December 15, 2025, to the currently effective

Prospectus, Statement of Additional Information (“SAI”)

and Summary Prospectus

Important Notice Regarding Class T Shares

Based upon the recommendation of Liberty Street Advisors, Inc., the investment advisor to the Robinson Opportunistic Income Fund (the “Fund”), the Board of Trustees of the Trust has approved the termination of the Fund’s Class T Shares, effective immediately. As a result, effective immediately, all references to the Fund’s Class T Shares in the Prospectus, SAI and Summary Prospectus are deleted in their entirety. The Fund does not currently offer Class T Shares.

Please file this Supplement with your records.